CASH FLOW INFORMATION - Schedule of Liabilities Arising From Financing Activities (Detail) - Bonds payable - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 983,752.5	$ 920,897.5	$ 852,436.4
Financing Cash Flow	32,499.7	27,264.3	67,511.3
Foreign Exchange Movement	(24,602.7)	35,202.9	587.7
Other Changes (Note)	384.0	387.8	362.1
Ending balance	$ 992,033.5	$ 983,752.5	$ 920,897.5